Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Amount that would affect the effective tax rate if recognized	$ 4.1	$ 4.9
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	0.8
Recognized expense in interest	0.2	(0.3)	$ 0.5
Income tax penalties and interest accrued	2.2	2.5
Income tax penalties and interest accrued, net of deferred tax benefits	1.5	1.7
Federal deferred tax benefit	0.7	$ 0.8
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 0.6